FIXED ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 4 - FIXED ASSETS

Fixed assets consist of the following at December 31:

	2012	2011
Furniture and fixtures	$128,890	$128,093
Computer equipment	50,563	61,831
Machinery and equipment	278,962	250,986
Leasehold improvements	19,348	19,348
Total cost	477,763	460,258
Less accumulated depreciation	(404,782)	(410,773)
Net book value	$72,981	$49,485

Depreciation expense charged to operations during 2012 and 2011 was $24,737 and $27,635, respectively.